Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Incomes) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Line Items [Line Items]
Unrealized Gains on Securities Available-for-Sale	$ (1,247)	$ 8,407	$ 10,643	$ 10,767
Unrecognized Gain (Loss) on Pension Benefits	(231)	(231)	(231)	(184)
Unrecognized Gain (Loss) on Postretirement Benefits	(61)	(61)	(61)	(40)
Total	(1,539)	8,115	10,351	10,543
Current Period [Member]
Other Comprehensive Income Line Items [Line Items]
Unrealized Gains on Securities Available-for-Sale			(124)
Unrecognized Gain (Loss) on Pension Benefits			(47)
Unrecognized Gain (Loss) on Postretirement Benefits			(21)
Total			$ (192)